STOCK BASED COMPENSATION - Stock options exercisable (Details) - Stock options $ in Millions			12 Months Ended
	Mar. 23, 2018 Options shares	Dec. 31, 2017 CAD ($) Options Y shares	Dec. 31, 2017 USD ($) Options Y shares	Dec. 31, 2016 USD ($) Options Y shares	Dec. 31, 2016 CAD ($) Options shares	Dec. 31, 2015 CAD ($) Options
Share based compensation
Number of stock options granted | Options			2,018,140	2,160,075
Number of stock options vested within 30 days of grant date | shares			499,796	540,027
Vesting period			3 years
Range of exercise prices and number and weighted average remaining contractual life of stock options
Number of stock options outstanding | Options		5,857,504			5,478,837	12,082,212
Weighted average remaining contractual life of excercisable stock options		2 years 2 months 1 day
Weighted average exercise price of outstanding stock options		$ 41.18			$ 34.40	$ 43.65
Number of exercisable stock options | Options		2,628,998			1,606,558
Weighted average exercise price of exercisable stock options		$ 37.66			$ 40.27
Common stock reserved for future issuance | shares		5,857,504
Number of common shares available for grant | shares		4,371,663			6,289,059
Significant assumptions used to estimate the fair value of stock options
Risk-free interest rate			1.15%	0.89%
Expected life of stock options (in years) | Y			2.3	2.5
Expected volatility (as a percent)			45.00%	45.00%
Expected dividend yield			1.09%	1.33%
Total compensation expense recorded in the general and administrative			$ 19.5	$ 16.6
Share based compensation cost capitalized as part of the property, plant and mine development			$ 0.3	$ 0.3
Subsequent events
Share based compensation
Number of stock options granted | Options	1,990,850
Number of stock options vested within 30 days of grant date | shares	496,973
Vesting period	3 years
Exercise price range 28.03 to 38.15
Range of exercise prices and number and weighted average remaining contractual life of stock options
Number of stock options outstanding | Options		3,638,052
Weighted average remaining contractual life of outstanding stock options | Y		2.30
Weighted average exercise price of outstanding stock options		$ 32.10
Number of exercisable stock options | Options		1,903,646
Weighted average exercise price of exercisable stock options		$ 31.05
Exercise price range 40.66 to 66.57
Range of exercise prices and number and weighted average remaining contractual life of stock options
Number of stock options outstanding | Options		2,219,452
Weighted average remaining contractual life of outstanding stock options | Y		3.52
Weighted average exercise price of outstanding stock options		$ 56.05
Number of exercisable stock options | Options		725,352
Weighted average exercise price of exercisable stock options		$ 55.01
Exercise price range 28.03 to 66.57
Range of exercise prices and number and weighted average remaining contractual life of stock options
Number of stock options outstanding | Options		5,857,504
Weighted average remaining contractual life of outstanding stock options | Y		2.76
Weighted average exercise price of outstanding stock options		$ 41.18
Number of exercisable stock options | Options		2,628,998
Weighted average exercise price of exercisable stock options		$ 37.66
Minimum | Exercise price range 28.03 to 38.15
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices		28.03
Minimum | Exercise price range 40.66 to 66.57
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices		40.66
Minimum | Exercise price range 28.03 to 66.57
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices		28.03
Maximum | Exercise price range 28.03 to 38.15
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices		38.15
Maximum | Exercise price range 40.66 to 66.57
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices		66.57
Maximum | Exercise price range 28.03 to 66.57
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices		$ 66.57